SUNCOAST SELECT GROWTH ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.5%
Communication Services - 18.4%
Interactive Media & Services - 18.4%
Alphabet, Inc. - Class A	23,518	$9,049,727
Meta Platforms, Inc. - Class A	3,430	2,098,851
Total Communication Services		11,148,578

Consumer Discretionary - 4.3%
Apparel Retail - 1.9%
TJX Cos., Inc.	7,425	1,163,869

Hotels, Resorts & Cruise Lines - 2.4%
Airbnb, Inc. - Class A (a)	10,397	1,459,323
Total Consumer Discretionary		2,623,192

Financials - 16.9%
Financial Exchanges & Data - 3.0%
S&P Global, Inc.	4,201	1,811,597

Insurance Brokers - 1.8%
Aon PLC - Class A	3,498	1,090,152

Multi-Sector Holdings - 2.5%
Berkshire Hathaway, Inc. - Class B (a)	3,199	1,515,046

Transaction & Payment Processing Services - 9.6%
Mastercard, Inc. - Class A	4,585	2,305,888
Visa, Inc. - Class A	10,591	3,493,336
		5,799,224
Total Financials		10,216,019

Health Care - 12.7%
Health Care Distributors - 5.1%
McKesson Corp.	3,810	3,105,912

Health Care Equipment - 3.7%
Stryker Corp.	7,126	2,245,616

Pharmaceuticals - 3.9%
Eli Lilly & Co.	2,506	2,342,108
Total Health Care		7,693,636

SUNCOAST SELECT GROWTH ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
Industrials - 10.1%
Electrical Components & Equipment - 2.1%
Eaton Corp. PLC	2,968	$1,285,173

Human Resource & Employment Services - 2.1%
Automatic Data Processing, Inc.	5,971	1,265,494

Passenger Ground Transportation - 1.5%
Uber Technologies, Inc. (a)	12,631	942,399

Trading Companies & Distributors - 4.4%
WW Grainger, Inc.	2,275	2,642,071
Total Industrials		6,135,137

Information Technology - 34.1% (b)
Application Software - 3.0%
Intuit, Inc.	4,644	1,804,194

Electronic Components - 1.9%
Amphenol Corp. - Class A	7,890	1,161,961

Semiconductors - 15.6%
Broadcom, Inc.	6,867	2,866,492
NVIDIA Corp.	32,962	6,578,226
		9,444,718
Systems Software - 9.2%
Microsoft Corp.	10,953	4,466,414
ServiceNow, Inc. (a)	12,112	1,069,611
		5,536,025
Technology Hardware, Storage & Peripherals - 4.4%
Apple, Inc.	9,898	2,685,822
Total Information Technology		20,632,720
TOTAL COMMON STOCKS (Cost $56,875,969)		58,449,282

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 3.5%
First American Government Obligations Fund - Class X, 3.58% (c)	2,093,682	2,093,682
TOTAL MONEY MARKET FUNDS (Cost $2,093,682)		2,093,682

TOTAL INVESTMENTS - 100.0% (Cost $58,969,651)		$60,542,964
Liabilities in Excess of Other Assets - (0.0)% (d)		(18,075)
TOTAL NET ASSETS - 100.0%		$60,524,889

Percentages are stated as a percent of net assets.

SUNCOAST SELECT GROWTH ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized yield as of April 30, 2026.
(d)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

SUNCOAST SELECT GROWTH ETF

Summary of Fair Value Disclosure as of April 30, 2026 (Unaudited)

Suncoast Select Growth ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of April 30, 2026:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments:
Common Stocks	$58,449,282	$—	$—	$58,449,282
Money Market Funds	2,093,682	—	—	2,093,682
Total Investments	$60,542,964	$—	$—	$60,542,964

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended April 30, 2026, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

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